Condensed Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009
ASSETS
Cash and cash equivalents (includes interest-earning deposits of $50,771 and $32,319)	$ 65,217	$ 41,154
INVESTMENT SECURITIES:
Available-for-sale (AFS) at estimated fair value (amortized cost of $56,521 and $235,185)	55,870	234,784
Held-to-maturity (HTM) at amortized cost (estimated fair value of $1,283,880 and $248,929)	1,276,786	245,920
MORTGAGE-BACKED SECURITIES (MBS):
AFS, at estimated fair value (amortized cost of $952,621 and $1,334,357)	1,004,496	1,389,211
HTM, at amortized cost (estimated fair value of $629,574 and $627,829)	603,368	603,256
Loans receivable, net (of allowance for loan losses (ALLL) of $14,892 and $10,150)	5,168,202	5,603,965
Bank-owned life insurance (BOLI)	54,710	53,509
Capital stock of Federal Home Loan Bank (FHLB), at cost	120,866	133,064
Accrued interest receivable	30,220	32,640
Premises and equipment, net	41,260	37,709
Real estate owned (REO), net	9,920	7,404
Prepaid Federal Insurance Premium	20,447	0
Income taxes receivable	716	0
Other assets	35,052	21,064
TOTAL ASSETS	8,487,130	8,403,680
LIABILITIES:
Deposits	4,386,310	4,228,609
Advances from FHLB	2,348,371	2,392,570
Other borrowings, net	668,609	713,609
Advance payments by borrowers for taxes and insurance	55,036	55,367
Income taxes payable	0	6,016
Deferred income tax liabilities, net	33,244	30,970
Accounts payable and accrued expenses	33,610	35,241
Total liabilities	7,525,180	7,462,382
STOCKHOLDERS' EQUITY:
Preferred stock ( $0.01 par value) 50,000,000 shares authorized; none issued	0	0
Common stock ( $0.01 par value) 450,000,000 shares authorized, 91,512,287 shares issued; 73,992,678 and 74,099,355 shares outstanding as of September 30, 2010 and September 30, 2009, respectively	915	915
Additional paid-in capital	457,795	452,872
Unearned compensation, Employee Stock Ownership Plan (ESOP)	(6,050)	(8,066)
Unearned compensation, Recognition and Retention Plan (RRP)	(255)	(330)
Retained earnings	801,044	781,604
Accumulated other comprehensive income, net of tax	31,862	33,870
Less shares held in treasury (17,519,609 and 17,412,932 shares as of September 30, 2010 and September 30, 2009, respectively, at cost)	(323,361)	(319,567)
Total stockholders' equity	961,950	941,298
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,487,130	$ 8,403,680

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2010	Sep. 30, 2009
Statement of Financial Position [Abstract]
Interest-earning deposits	$ 50,771	$ 32,319
INVESTMENT SECURITIES:
Available-for-sale securities, amortized cost	56,521	235,185
Investment securities - Held-to-maturity estimated fair value	1,283,880	248,929
MORTGAGE-BACKED SECURITIES (MBS):
Available-for-sale Mortgage Backed Securities Amortized Cost	952,621	1,334,357
Mortgage-backed securities - Held-to-maturity estimated fair value	629,574	627,829
Loans receivable, allowance	$ 14,892	$ 10,150
STOCKHOLDERS' EQUITY:
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	91,512,287	91,512,287
Common stock, shares outstanding	73,992,678	74,099,355
Treasury stock, shares	17,519,609	17,412,932

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 282,307	$ 305,782	$ 302,020
MBS	71,859	97,926	88,395
Investment securities	15,682	5,533	9,917
Capital stock of FHLB	3,966	3,344	6,921
Cash and cash equivalents	237	201	3,553
Total interest and dividend income	374,051	412,786	410,806
INTEREST EXPENSE:
FHLB advances	97,212	106,551	125,748
Deposits	79,216	100,471	133,435
Other borrowings	28,058	29,122	17,455
Total interest expense	204,486	236,144	276,638
NET INTEREST AND DIVIDEND INCOME	169,565	176,642	134,168
Provision for loan losses	8,881	6,391	2,051
NET INTEREST AND DIVIDEND INCOME AFTER PROVISION FOR LOAN LOSSES	160,684	170,251	132,117
OTHER INCOME:
Retail fees and charges	17,789	18,023	17,805
Loan fees	2,592	2,327	2,325
Insurance commissions	2,476	2,440	2,238
Gain on securities, net	6,454	0	0
Income from BOLI	1,202	1,158	2,323
Other income, net	3,898	4,646	5,336
Total other income	34,411	28,594	30,027
OTHER EXPENSES:
Salaries and employee benefits	42,666	43,318	43,498
Communications, information technology, and occupancy	15,554	15,226	13,957
Federal insurance premium	7,452	7,558	735
Advertising and promotional	6,027	6,918	4,925
Deposit and loan transaction costs	5,300	5,434	5,240
Regulatory and outside services	4,769	4,318	5,457
Postage and office supplies	2,465	2,636	2,234
Mortgage servicing activity, net	600	3,148	1,108
Other expenses, net	4,897	5,065	4,835
Total other expenses	89,730	93,621	81,989
INCOME BEFORE INCOME TAX EXPENSE	105,365	105,224	80,155
INCOME TAX EXPENSE	37,525	38,926	29,201
NET INCOME	$ 67,840	$ 66,298	$ 50,954
Dividends declared per public share	$ 2.29	$ 2.11	$ 2
Basic earnings per common share	$ 0.93	$ 0.91	$ 0.7
Diluted earnings per common share	$ 0.93	$ 0.91	$ 0.7
Basic weighted average common shares	73,270,388	73,144,116	72,938,871
Diluted weighted average common shares	73,286,852	73,208,101	73,012,666

Condensed Consolidated Statements of Changes in Equity (USD $) In Thousands	Common Stock	Additional Paid-In Capital	Unearned Compensation--ESOP	Unearned Compensation--RRP	Retained Earnings	Accumulated Other Comprehensive Gain (Loss)	Treasury Stock	Total
Balance at beginning of year: at Sep. 30, 2007	$ 915	$ 438,964	$ (12,098)	$ (630)	$ 750,186	$ 1,287	$ (310,993)	$ 867,631
Cumulative effect of adopting Accounting Standards Codification (ASC) 740 Income Taxes					(339)			(339)
Net income					50,954			50,954
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes of $4,414, $24,210, and $1,221, respectively						(7,255)		(7,255)
Total Comprehensive Income								43,699
ESOP activity, net		5,471	2,016					7,487
RRP activity, net		238		77			96	411
Stock based compensation - stock options and RRP		323						323
Acquisitions of treasury stock							(7,307)	(7,307)
Stock options exercised		395					342	737
Dividends paid					(41,426)			(41,426)
Balance at end of period: at Sep. 30, 2008	915	445,391	(10,082)	(553)	759,375	(5,968)	(317,862)	871,216
Net income					66,298			66,298
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes of $4,414, $24,210, and $1,221, respectively						39,838		39,838
Total Comprehensive Income								106,136
ESOP activity, net		5,913	2,016					7,929
RRP activity, net		131		(100)			24	55
Stock based compensation - stock options and RRP		281		323				604
Acquisitions of treasury stock							(2,426)	(2,426)
Stock options exercised		1,156					697	1,853
Dividends paid					(44,069)			(44,069)
Balance at end of period: at Sep. 30, 2009	915	452,872	(8,066)	(330)	781,604	33,870	(319,567)	941,298
Net income					67,840			67,840
Changes in unrealized gain/losses on securities AFS, net of deferred income taxes of $4,414, $24,210, and $1,221, respectively						(2,008)		(2,008)
Total Comprehensive Income								65,832
ESOP activity, net		4,465	2,016					6,481
RRP activity, net		123		(163)			47	7
Stock based compensation - stock options and RRP		214		238				452
Acquisitions of treasury stock							(4,019)	(4,019)
Stock options exercised		121					178	299
Dividends paid					(48,400)			(48,400)
Balance at end of period: at Sep. 30, 2010	$ 915	$ 457,795	$ (6,050)	$ (255)	$ 801,044	$ 31,862	$ (323,361)	$ 961,950

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 67,840	$ 66,298	$ 50,954
Adjustments to reconcile net income to net cash provided by operating activities:
FHLB stock dividends	(3,966)	(3,344)	(6,921)
Provision for loan losses	8,881	6,391	2,051
Originations of loans receivable held-for-sale (LHFS)	(47,488)	(851)	(47,062)
Proceeds from sales of LHFS	46,140	97,838	48,444
Amortization and accretion of premiums and discounts on MBS and investment securities	5,940	2,644	717
Depreciation and amortization of premises and equipment	4,584	5,132	5,428
Deferred amounts related to FHLB advances, net	6,676	3,829	1,129
Common stock committed to be released for allocation - ESOP	6,481	7,929	7,487
Stock based compensation - stock options and RRP	452	604	722
Provision for deferred income taxes	3,466	3,548	8,160
Gain on the sale of trading securities received in the loan swap transaction	(6,454)	0	0
Changes in:
Prepaid federal insurance premium	(20,447)	0	0
Accrued interest receivable	2,420	1,064	2,165
Other assets, net	(7,035)	837	(6,142)
Income taxes payable/receivable	(6,697)	8	12,978
Accounts payable and accrued expenses	(1,631)	(1,209)	1,610
Net cash provided by operating activities	59,162	190,718	81,720
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of trading securities received in the loan swap transaction	199,144	0	0
Proceeds from maturities or calls of investment securities AFS	177,093	70,057	99,810
Purchases of investment securities AFS	0	(255,046)	(49,248)
Proceeds from maturities or calls of investment securities HTM	497,090	39,703	514,208
Purchases of investment securities HTM	(1,530,583)	(193,507)	(185,138)
Principal collected on MBS AFS	380,048	326,044	233,225
Purchases of MBS AFS	0	(169,452)	(1,324,872)
Principal collected on MBS HTM	131,260	168,888	266,853
Purchases of MBS HTM	(131,426)	(21,756)	(5,483)
Proceeds from the redemption of capital stock of FHLB	16,185	3,688	35,261
Purchases of capital stock of FHLB	(21)	(9,002)	(13,085)
Loan originations and purchases, net of principal collected	220,349	(396,886)	(40,784)
Net deferred fee activity	(721)	2,101	195
Purchases of premises and equipment	(8,183)	(13,053)	(8,721)
Proceeds from sales of REO	11,273	7,669	5,197
Net cash used in investing activities	(38,492)	(440,552)	(472,582)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(48,400)	(44,069)	(41,426)
Deposits, net of withdrawals	157,701	304,726	1,101
Proceeds from advances/line of credit from FHLB	300,000	1,561,612	834,700
Repayments on advances/line of credit from FHLB	(350,000)	(1,581,612)	(1,134,700)
Deferred FHLB prepayment penalty	(875)	(38,388)	0
Proceeds from repurchase agreements	0	0	660,000
Repayment of repurchase agreements	(45,000)	0	0
Change in advance payments by borrowers for taxes and insurance	(331)	2,154	2,104
Deferred offering costs	(5,982)	0	0
Acquisitions of treasury stock	(4,019)	(2,426)	(7,307)
Stock options exercised	210	1,337	623
Excess tax benefits from stock options	89	516	114
Net cash provided by financing activities	3,393	203,850	315,209
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	24,063	(45,984)	(75,653)
CASH AND CASH EQUIVALENTS:
Beginning of period	41,154	87,138	162,791
End of Period	65,217	41,154	87,138
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax payments	40,664	35,334	8,050
Interest payments	199,433	236,137	275,319
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Loans transferred to REO	13,717	10,730	8,159
Transfer of loans receivable to LHFS, net	0	94,672	0
Swap of loans for trading securities	193,889	0	0
Market value change related to fair value hedge:
Interest rate swaps hedging FHLB advances	$ 0	$ 0	$ (13,817)

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business - Capitol Federal Financial (the “Company”) provides a full range of retail banking services through its wholly-owned subsidiary, Capitol Federal Savings Bank (the “Bank”) which has 35 traditional and 11 in-store banking offices serving primarily the metropolitan areas of Topeka, Wichita, Lawrence, Manhattan, Emporia and Salina, Kansas and portions of the metropolitan area of greater Kansas City. The Bank emphasizes mortgage lending, primarily originating and purchasing one- to four-family mortgage loans and providing personal retail financial services.  The Bank is subject to competition from other financial institutions and other companies that provide financial services. The Company is subject to the regulations of the Office of Thrift Supervision (“the OTS”) and the Federal Deposit Insurance Corporation (“the FDIC”) and undergoes periodic examinations by those regulatory authorities.

The Bank has an expense sharing agreement with the Company that covers the reimbursement of certain expenses that are allocable to the Company.  These expenses include compensation, rent for leased office space and general overhead expenses.

The Company and its subsidiaries have a tax allocation agreement at September 30, 2010.  The Bank is the paying agent to the taxing authorities for the group for all periods presented.  Each company is liable for taxes as if separate tax returns were filed and reimburses the Bank for its related tax liability.  If any entity has a tax benefit due to a taxable loss, the Bank reimburses the entity for the related tax benefit.  The Company’s ability to pay dividends is dependent, in part, upon its ability to obtain capital distributions from the Bank. The future dividend policy of the Company is subject to the discretion of the Board of Directors and will depend upon a number of factors, including the Company’s financial condition and results of operations, the Bank’s regulatory capital requirements, regulatory limitations on the Bank’s ability to make capital distributions to the Company, the amount of cash at the holding company and the continued waiver of dividends by Capitol Federal Savings Bank MHC (“MHC”).  Holders of common stock will be entitled to receive dividends as and when declared by the Board of Directors of the Company out of funds legally available for that purpose.

Basis of Presentation - The Company is organized as a mid-tier holding company chartered as a federal savings and loan holding company.  The Company owns 100% of the stock of the Bank.  Effective July 2010, the Company owns 100% of the stock of Capitol Federal Financial, Inc.  The Company is majority owned by MHC, a federally chartered mutual holding company.  At September 30, 2010, MHC owned 71% of the stock of the Company.  The consolidated financial statements at September 30, 2010 and for the year ended September 30, 2010 include the accounts of the Company and its wholly owned subsidiaries, the Bank and Capitol Federal Financial, Inc. The consolidated financial statements at September 30, 2009 and for the years ended September 30, 2009 and 2008 include the accounts of the Company and its wholly owned subsidiary, the Bank. The Bank has a wholly owned subsidiary, Capitol Funds, Inc.  Capitol Funds, Inc. has a wholly owned subsidiary, Capitol Federal Mortgage Reinsurance Company.  All intercompany accounts and transactions have been eliminated.

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates include the allowance for loan losses and other-than-temporary impairments in the fair value of securities. Actual results could differ from those estimates.

Cash and Cash Equivalents - Cash and cash equivalents include cash on hand and amounts due from banks.  The Bank has acknowledged informal agreements with other banks where it maintains deposits. Under these agreements, service fees charged to the Bank are waived provided certain average compensating balances are maintained throughout each month.  Federal Reserve Board regulations require federally chartered savings banks to maintain cash reserves against their transaction accounts.  Required reserves must be maintained in the form of vault cash, an account at a Federal Reserve Bank, or a pass-through account as defined by the Federal Reserve Board.  The Bank is in compliance with the Federal Reserve Board requirements.  For the years ended September 30, 2010 and 2009, the average daily balance of required reserves at the Federal Reserve Bank was  $9.7 million and  $11.6 million, respectively.
Securities - Securities include mortgage-backed and agency securities issued primarily by United States Government-Sponsored Enterprises (“GSE”), including Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) and FHLB, United States Government agencies, including Government National Mortgage Association (“GNMA”), and municipal bonds.  Securities are classified as HTM, AFS, or trading based on management’s intention on the date of purchase.  Generally, classifications are made in response to liquidity needs, asset/liability management strategies, and the market interest rate environment at the time of purchase.

Securities that management has the intent and ability to hold to maturity are classified as HTM and reported at amortized cost. Such securities are adjusted for the amortization of premiums and discounts which are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Securities that management may sell if necessary for liquidity or asset management purposes are classified as AFS and reported at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) within stockholders’ equity, net of deferred income taxes.  The amortization of premiums and discounts are recognized as adjustments to interest income over the life of the securities using the level-yield method.  Gains or losses on the disposition of AFS securities are recognized using the specific identification method. Estimated fair values of AFS securities are based on one of three methods:  1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, and 3) unobservable data that represents the Bank’s assumptions about items that market participants would consider in determining fair value where no market data is available.  See additional discussion of fair value of AFS securities in Note 14.

Securities that are purchased and held principally for resale in the near future are classified as trading securities and are reported at fair value, with unrealized gains and losses included in other income in the consolidated statements of income.  During fiscal year 2010, the Bank held trading securities for a limited time.  The securities were received in conjunction with swapping originated fixed-rate mortgage loans with FHLMC for MBS.  For the year ended September 30, 2009, we did not maintain a trading portfolio.

Management monitors the securities portfolio for impairment on an ongoing basis and performs a formal review quarterly. The process involves monitoring market events and other items that could impact issuers.  The evaluation includes, but is not limited to, such factors as:  the nature of the investment, the length of time the security has had a fair value less than the amortized cost basis, the cause(s) and severity of the loss, expectation of an anticipated recovery period, recent events specific to the issuer or industry including the issuer’s financial condition and current ability to make future payments in a timely manner, external credit ratings and recent downgrades in such ratings, management’s intent to sell and whether it is more likely than not management would be required to sell prior to recovery for debt securities. Management determines whether other-than-temporary losses should be recognized for impaired securities by assessing all known facts and circumstances surrounding the securities.  If management intends to sell an impaired security or if it is more likely than not that management will be required to sell an impaired security before recovery of its amortized cost basis, an other-than-temporary impairment has occurred and the difference between amortized cost and fair value will be recognized as a loss in earnings and the security will be written down to fair value.  Such losses would be included in other income in the consolidated statements of income.

Loans Receivable - Loans receivable that management has the intent and ability to hold for the foreseeable future are carried at the amount of unpaid principal, net of allowance for loan losses, undisbursed loan funds, unamortized premiums and discounts, and deferred loan origination fees and costs.  Net loan origination fees and costs and premiums and discounts are amortized as yield adjustments to interest income using the level-yield method, adjusted for the estimated prepayment speeds of the related loans when applicable.  Interest on loans is credited to income as earned and accrued only if deemed collectible.

Existing loan customers, whose loans have not been sold to third parties and who have been current on their contractual loan payments for the previous 12 months, have the opportunity, for a fee, to modify their original loan terms to terms currently offered for fixed-rate products with an equal or reduced period to maturity than the current remaining period of their existing loan.  The modified terms of these loans are similar to the terms offered to new customers.  The fee assessed for modifying the mortgage loan is deferred and amortized over the life of the modified loan using the level-yield method and is reflected as an adjustment to interest income.  Each modification is examined on a loan-by-loan basis and if the modification of terms represents a more than minor change to the loan, then pre-modification deferred fees or costs associated with the mortgage loan are recognized in interest income at the time of the modification.  If the modification of terms does not represent a more than minor change to the loan, then the pre-modification deferred fees or costs continue to be deferred.
A loan is considered delinquent when payment has not been received within 30 days of its contractual due date.  The accrual of income on loans is generally discontinued when interest or principal payments are 90 days in arrears or when the timely collection of such income is doubtful.  Loans on which the accrual of income has been discontinued are designated as non-accrual loans and outstanding interest previously credited beyond 90 days is reversed.  A non-accrual loan is returned to accrual status when factors indicating doubtful collection no longer exist.

A condition in which the Bank grants a concession to a borrower due to financial difficulties that it would not otherwise consider is a troubled debt restructuring.  The majority of the Bank’s troubled debt restructurings involve a modification in loan terms such as a temporary reduction in the payment amount requiring only interest and escrow (if required) and extending the maturity date of the loan.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  Interest income on impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful.  Management considers all non-accrual loans, loans classified as substandard, loans with specific valuation allowances and troubled debt restructurings that have not been performing under the new terms for 12 consecutive months to be impaired loans.

Allowance for Loan Losses - The allowance for loan losses represents management’s best estimate of the amount of known and inherent losses in the loan portfolio as of the balance sheet date.  Management’s methodology for assessing the appropriateness of the allowance for loan losses consists of a formula analysis for general valuation allowances and specific valuations for identified problem loans. Management maintains the allowance for loan losses through provisions for loan losses that are charged to income.

The Bank’s primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties resulting in a loan concentration in residential first mortgage loans.  As a result of the Bank’s lending practices, the Bank also has a concentration of loans secured by real property located in Kansas and Missouri.  Based on the composition of our loan portfolio, management believes the primary risks inherent in the loan portfolio are the continued weakened economic conditions due to the U.S. recession, continued high levels of unemployment or underemployment, and a continuing decline in real estate values.  Any one or a combination of these events may adversely affect borrowers’ ability to repay their loans, resulting in increased delinquencies, non-performing assets, loan losses, and future levels of loan loss provisions.

Each quarter, the loan portfolio is segregated into categories in the formula analysis based on certain risk characteristics such as loan type (one- to four-family, multi-family, etc.), interest payments (fixed-rate, adjustable-rate), loan source (originated or purchased), loan-to-value ratios, borrower’s credit scores and payment status (i.e., current or number of days delinquent).  Consumer loans, such as second mortgages and home equity lines of credit, with the same underlying collateral as a one- to four-family loan are combined with the one- to four-family loan in the formula analysis to calculate a combined loan-to-value ratio.  All non-impaired loans are included in a formula analysis.  Quantitative loss factors are applied to each loan category in the formula analysis based on the historical net loss experience and current specific valuation allowances, adjusted for such factors as loan delinquency trends, for each respective loan category.  Additionally, qualitative loss factors that management believes impact the collectability of the loan portfolio as of the evaluation date are applied to certain loan categories.  Such qualitative factors include changes in collateral values, unemployment rates, credit scores and delinquent loan trends.  Loss factors increase as loans become classified or delinquent.  The qualitative and quantitative factors applied in the formula analysis are reviewed quarterly by management to assess whether the factors adequately cover probable and estimable losses inherent in the loan portfolio.  The Bank’s allowance for loan losses methodology permits modifications to the formula analysis in the event that, in management’s judgment, significant factors which affect the collectability of the portfolio or any category of the loan portfolio, as of the evaluation date, are not reflected in the current formula analysis.

Specific valuation allowances are established in connection with individual loan reviews of specifically identified problem loans and impaired loans.  Since the majority of the loan portfolio is composed of one- to four-family real estate, determining the estimated fair value of the underlying collateral is important in evaluating the amount of specific valuations required for problem and impaired loans.  Generally, once a purchased loan is 90 days delinquent new collateral values are obtained through automated valuation models or broker price opinions.  Due to the relatively stable home values in Kansas and Missouri, new collateral values are not obtained on originated loans until the loans enter foreclosure.  If the estimated fair value of the collateral, less estimated costs to sell, is less than the current loan balance, a specific valuation allowance is established for the difference.

Loans with an outstanding balance of  $1.5 million or more are reviewed annually if secured by property in one of the following categories:  multi-family (five or more units) property, unimproved land, other improved commercial property, acquisition and development of land projects, developed building lots, office building, single-use building, or retail building.  Specific valuation allowances are established if the individual loan review determines a quantifiable impairment.

Assessing the adequacy of the allowance for loan losses is inherently subjective.  Actual results could differ from estimates as a result of changes in economic or market conditions.  Changes in estimates could result in a material change in the allowance for loan losses.  In the opinion of management, the allowance for loan losses, when taken as a whole, is adequate to absorb estimated losses inherent in the loan portfolio.  However, future adjustments may be necessary if portfolio performance or economic or market conditions differ substantially from the conditions that existed at the time of the initial determinations.

Bank-Owned Life Insurance - During fiscal year 2007, the Bank paid  $50.0 million to purchase  $120.0 million of BOLI policies on key employees.  BOLI is an insurance investment designed to help offset costs associated with the Bank’s compensation and benefit programs.  In the event of the death of an insured individual, the Bank would receive a death benefit.  If the insured individual is employed by the Bank at the time of death, a death benefit will be paid to the insured individual’s designated beneficiary equal to the insured individual’s base compensation at the time BOLI was approved by the Bank’s Board of Directors.  If the individual is not employed by the Bank at the time of death, no death benefits will be paid to the insured individual’s designated beneficiary.

The Bank is subject to various regulatory restrictions related to BOLI, outlined in the OTS Thrift Bulletin 84 and the Office of Comptroller of Currency Bulletin 2004-56.  The regulatory limit for BOLI is 25% of tier 1 capital plus the allowance for loan losses.

The cash surrender value of the policies is reported in BOLI in the consolidated balance sheets.   Changes in the cash surrender value are recorded in Income from BOLI in the consolidated statements of income.

Capital Stock of Federal Home Loan Bank - As a member of FHLB Topeka, the Bank is required to acquire and hold shares of FHLB stock.  The Bank’s holding requirement varies based on the Bank’s activities, primarily the Bank’s outstanding advances, with FHLB.  FHLB stock is carried at cost.  Management conducts a periodic review and evaluation of the Bank’s investment in FHLB stock to determine if any impairment exists.  Dividends received on FHLB stock are reflected as interest and dividend income in the consolidated statements of income.

Premises and Equipment - Land is carried at cost. Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost less accumulated depreciation and leasehold amortization.  Buildings, furniture, fixtures and equipment are depreciated over their estimated useful lives using the straight-line or accelerated method.  Buildings have an estimated useful life of 39 years. Furniture, fixtures and equipment have an estimated useful life of three to seven years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases, which is generally three to 15 years.  The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred.  Gains and losses on dispositions are recorded as other income or other expense as incurred.

Real Estate Owned - REO represents foreclosed assets held for sale and is reported at the lower of cost or estimated fair value less estimated selling costs (“realizable value.”)  At acquisition, write downs to realizable value are charged to the allowance for loan losses.  After acquisition, any additional write downs are charged to operations in the period they are identified and are recorded in other expenses on the consolidated statements of income. Costs and expenses related to major additions and improvements are capitalized while maintenance and repairs which do not improve or extend the lives of the respective assets are expensed. Gains and losses on the sale of REO are recognized upon disposition of the property and are recorded in other expenses in the consolidated statements of income.

Prepaid Federal Insurance Premium - The Bank prepaid its estimated FDIC insurance assessments for calendar years 2010, 2011 and 2012.  The Bank is amortizing the prepaid federal insurance premium each quarter by recording an expense based on the Bank’s actual quarterly FDIC assessment.  The expense is reported in Federal Insurance Premium on the consolidated statements of income.

Income Taxes - The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.  The provision for deferred income taxes represents the change in deferred income tax assets and liabilities excluding the tax effects of the change in net unrealized gain (loss) on AFS securities and changes in the market value of vested RRP shares.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Certain tax benefits attributable to stock options and RRP shares are credited to additional paid-in capital.  The Company will record a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize their benefit.

The Company adopted the section of Accounting Standards Codification 740 Income Taxes related to the accounting for uncertainty in income taxes on October 1, 2007.  ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return.  Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.
Employee Stock Ownership Plan - The funds borrowed by the ESOP from the Company to purchase the Company’s common stock are being repaid from the Bank’s contributions and dividends paid on unallocated ESOP shares.  The shares pledged as collateral are reported as a reduction of stockholders’ equity at cost.  As ESOP shares are committed to be released from collateral each quarter, the Company records compensation expense based on the average market price of the Company’s stock during the quarter.  Additionally, the shares become outstanding for earnings per share (“EPS”) computations once they are committed to be released.

Stock-based Compensation - At September 30, 2010, the Company had a Stock Option and Incentive Plan (the “Option Plan”) and an RRP which are considered share-based payment awards.  Compensation expense is recognized over the service period of each share-based payment award.  The Company applies a fair-value-based measurement method in accounting for share-based payment transactions with employees, except for equity instruments held by the ESOP.  The Company applies the modified prospective method in which compensation cost is recognized over the service period for all awards granted.

Borrowed Funds - The Bank enters into sales of securities under agreements to repurchase with selected brokers (“repurchase agreements”).  These agreements are recorded as financing transactions as the Bank maintains effective control over the transferred securities. The dollar amount of the securities underlying the agreements continues to be carried in the Bank’s securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated balance sheet. The securities underlying the agreements are delivered to the party with whom each transaction is executed. They agree to resell to the Bank the same securities at the maturity of the agreement. The Bank retains the right to substitute similar or like securities throughout the terms of the agreements.  The collateral is subject to valuation at current market levels and the Bank may ask for the return of excess collateral or be required to post additional collateral due to market value changes.

The Bank has obtained advances from FHLB.  FHLB advances are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets, as reported to the OTS on our Thrift Financial Report, without pre-approval from the FHLB president.

The Company has established a Delaware statutory trust, Capitol Federal Financial Trust I (the “Trust”), of which the Company owns 100% of the common securities, or slightly more than 3% of the Trust (“Trust Common Securities”).  The Trust was formed for the purpose of issuing Company obligated mandatorily redeemable preferred securities (“Trust Preferred Securities”). Outside investors own 100% of the Trust Preferred Securities, or slightly less than 97% of the Trust.  The Trust issued  $53.6 million of Trust Preferred Securities.  The Company purchased  $1.6 million of the Trust Common Securities which are reported in Other Assets in the September 30, 2010 and 2009 consolidated balance sheets.  When the Trust Preferred and Trust Common Securities were issued, the Trust used the proceeds to purchase a like amount of Junior Subordinated Deferrable Interest Debentures (the “Debentures”) of the Company. The Company has guaranteed the obligations of the Trust.  The Trust is not included in the consolidated financial statements.  The Debentures are the sole assets of the Trust.

The Bank is authorized to borrow from the Federal Reserve Bank’s “discount window.”  The Bank had no outstanding Federal Reserve Bank borrowings at September 30, 2010 or 2009.

Derivative Instruments - The Bank uses derivative instruments as a means of managing interest rate risk.  Before entering into a derivative instrument, management formally documents its risk management objectives, strategy and the relationship between the hedging instruments and the hedged items.  For those derivative instruments that are designated and qualify as hedging instruments, management designates the hedging instrument as either a fair value or cash flow hedge, based upon the exposure being hedged.  Both at the inception of the hedge and on an ongoing basis, management evaluates the effectiveness of its hedging relationships in accordance with its risk management policy.

Interest rate swaps are derivative instruments the Bank has used as part of its interest rate risk management strategy.  Interest rate swaps are contractual agreements between two parties to exchange interest payments, based on a common notional amount and maturity date.  The interest rate swaps in effect for a portion of the year during fiscal year 2008 were designated and qualified as fair value hedges.  The Bank assumed no ineffectiveness in the hedging relationship as all of the terms in the interest rate swap agreements matched the terms of hedged FHLB advances.  The Bank accounted for the interest rate swap agreements using the shortcut method, whereby any gain or loss in the fair value of the interest rate swaps was offset by the gain or loss on the hedged FHLB advances.

The Bank may enter into fixed commitments to originate and sell mortgage loans held for sale when the market conditions are appropriate or for risk management purposes, such as instances where holding the loans would increase interest rate or credit risk to levels above those management believes are appropriate for the Bank. Pursuant to clarifying guidance, such commitments are considered derivative instruments.  All related derivatives are reported as assets or liabilities, as appropriate, on the balance sheet and are measured at fair value.  As of September 30, 2010 and 2009, there were no significant loan-related commitments that met the definition of derivatives or commitments to sell mortgage loans.
Comprehensive Income - Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes changes in unrealized gains and losses on securities AFS, net of tax.  Comprehensive income is presented in the consolidated statements of changes in stockholders’ equity.

Segment Information - As a community-oriented financial institution, substantially all of the Bank’s operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute the Company’s only operating segment for financial reporting purposes.

Earnings Per Share - Basic EPS is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period.  Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock.  These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method.  Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.

In computing both basic and diluted EPS, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and the RRP shares which have vested or have been allocated to participants. ESOP and RRP shares that have not been committed to be released or have not vested are excluded from the computation of basic and diluted EPS.  According to ASC 260, unvested awards that contain nonforfeitable rights to dividends should be treated as participating securities in the computation of EPS pursuant to the two-class method.  The Company has evaluated the impact of ASC 260 on EPS and has determined that the impact is inconsequential.

Public Shares - Shares eligible to receive dividends because of the waiver of dividends by MHC.  Public shares represent voting shares less unvested ESOP shares and MHC shares.  The following table shows the number of shares eligible to receive dividends (“public shares”) because of the waiver of dividends by MHC at September 30, 2010 and 2009.

	2010	2009
Total voting shares outstanding	73,992,678	74,099,355
Unvested shares in ESOP	(604,918)	(806,556)
Shares held by MHC	(52,192,817)	(52,192,817)
Total public shares	21,194,943	21,099,982
Recent Accounting Pronouncements - In June 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 166, Accounting for Transfers of Financial Assets an Amendment of FASB Statement No. 140.  SFAS No. 166 was codified into ASC 860, Transfers of Servicing Assets by Accounting Standards Update (“ASU”) 2009-16.  The objective of this standard is to improve the relevance, representational faithfulness, and comparability of the information provided in the financial statements related to the transfer of financial assets; the effects of a transfer on the company’s financial position, financial performance and cash flows; and a transferor’s continuing involvement in transferred financial assets.  The standard is effective for financial asset transfers occurring after the beginning of an entity’s first fiscal year that begins after November 15, 2009, which for the Company is October 1, 2010.  Early adoption is prohibited.  Since the provisions of the standard are disclosure related, the adoption of this standard is not expected to have a material impact on its financial condition or results of operations.

In June 2009, the FASB issued SFAS No. 167, Amendments to FASB Interpretation No. 46(R).  SFAS No. 167 was codified into ASC 810, Consolidation by ASU 2009-17.  The standard does not change many of the key principles for determining whether an entity is a variable interest entity consistent with the ASC on “Consolidation.” The standard does amend many important provisions of the existing guidance on “Consolidation.”  The standard is effective as of the beginning of the first fiscal year that begins after November 15, 2009, which for the Company is October 1, 2010.  Early adoption is prohibited.  The adoption of this standard is not expected to have a material impact on its financial condition, results of operations or financial statement disclosures.

Effective October 1, 2009, the Company adopted new authoritative accounting guidance under ASC 260, Earnings Per Share, which provides that unvested share-based payment awards containing nonforfeitable rights to dividends or dividend equivalents are participating securities and should be included in the computation of EPS pursuant to the two-class method. The Company determined that its unvested RRP awards are participating securities.  This new guidance requires retrospective adjustment to all prior-period EPS data presented.  The Company has participating securities related to the Company’s stock incentive plans in the form of unvested restricted common shares.  However, these participating securities do not have a material impact on the Company’s EPS.

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures About Fair Value Measurements, which amends ASC 820-10 to require new disclosures about transfers in and out of Level 1 and Level 2 fair value measurements and the roll forward of activity in Level 3 fair value measurements.  ASU 2010-06 also clarifies existing disclosure requirements regarding the level of disaggregation of each class of assets and liabilities within a line item in the statement of financial condition and clarifies that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.  The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures about the roll forward of activity in Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Company’s adoption of this guidance did not have an impact on its financial condition or results of operations.

In February 2010, the FASB issued ASU 2010-09, Amendments to Certain Recognition and Disclosure Requirements, which amends ASC 855, Subsequent Events to address implementation issues of ASC 855.  ASU 2010-09 requires Securities and Exchange Commission (“SEC”) filers to evaluate subsequent events through the date the financial statements are issued and exempts SEC filers from disclosing the date through which subsequent events have been evaluated.  The ASU was effective immediately for the Company. Since the provisions of ASU 2010-09 are disclosure related, the Company’s adoption of this guidance did not have an impact on its financial condition or results of operations.  See related disclosure in Note 16.

In July 2010, the FASB issued ASU 2010-20, Disclosures about Credit Quality of Financing Receivables and the Allowance for Credit Losses, which amends ASC 310, Receivables, by requiring more robust and disaggregated disclosures about the credit quality of an entity’s financing receivables and its allowance for credit losses. The objective of enhancing these disclosures is to improve financial statement users’ understanding of (1) the nature of an entity’s credit risk associated with its financing receivables and (2) the entity’s assessment of that risk in estimating its allowance for credit losses as well as changes in the allowance and the reasons for those changes.   The new and amended disclosures that relate to information as of the end of a reporting period will be effective for the first interim or annual reporting periods ending on or after December 15, 2010, which for the Company is December 31, 2010. However, the disclosures that include information for activity that occurs during a reporting period will be effective for the first interim or annual periods beginning after December 15, 2010, which for the Company is January 1, 2011. Those disclosures include (1) the activity in the allowance for credit losses for each period and (2) disclosures about modifications of financing receivables.  Since the provisions of ASU 2010-20 are disclosure related, the Company’s adoption of this guidance is not expected to have an impact on its financial condition or results of operations.

Earnings Per Share	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
EARNINGS PER SHARE
2.	EARNINGS PER SHARE

The Company accounts for the 3,024,574 shares acquired by its ESOP and the shares awarded pursuant to its RRP in accordance with ASC 260, which requires that unvested RRP awards that contain nonforfeitable rights to dividends be treated as participating securities in the computation of EPS pursuant to the two-class method.  The two-class method is an earnings allocation that determines EPS for each class of common stock and participating security.  Shares acquired by the ESOP are not considered in the basic average shares outstanding until the shares are committed for allocation or vested to an employee’s individual account.

	2010	2009	2008
	(Dollars in thousands)

Net income (1)	$67,840	$66,298	$50,954

Average common shares outstanding	73,194,152	73,067,880	72,862,705
Average committed ESOP shares outstanding	76,236	76,236	76,166
Total basic average common shares outstanding	73,270,388	73,144,116	72,938,871

Effect of dilutive RRP shares	2,868	5,378	5,460
Effect of dilutive stock options	13,596	58,607	68,335

Total diluted average common shares outstanding	73,286,852	73,208,101	73,012,666

Net EPS
Basic	$0.93	$0.91	$0.70
Diluted	$0.93	$0.91	$0.70

Antidilutive stock options and RRP, excluded
from the diluted average common shares
outstanding calculation	283,950	74,050	31,100

(1) Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2010, 2009, and 2008.

Securities	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
SECURITIES
3.	SECURITIES

The following tables reflect the amortized cost, estimated fair value, and gross unrealized gains and losses of AFS and HTM securities at September 30, 2010 and 2009.  The majority of the securities portfolio is composed of securities issued by GSE.

	September 30, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$50,151	$104	$--	$50,255
Municipal bonds	2,649	170	--	2,819
Trust preferred securities	3,721	--	925	2,796
MBS	952,621	51,881	6	1,004,496
	1,009,142	52,155	931	1,060,366

HTM:
GSE debentures	1,208,829	4,441	--	1,213,270
Municipal bonds	67,957	2,654	1	70,610
MBS	603,368	26,209	3	629,574
	1,880,154	33,304	4	1,913,454

	$2,889,296	$85,459	$935	$2,973,820

	September 30, 2009
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$228,743	$1,132	$--	$229,875
Municipal bonds	2,668	131	--	2,799
Trust preferred securities	3,774	--	1,664	2,110
MBS	1,334,357	55,552	698	1,389,211
	1,569,542	56,815	2,362	1,623,995

HTM:
GSE debentures	175,394	535	--	175,929
Municipal bonds	70,526	2,514	40	73,000
MBS	603,256	24,645	72	627,829
	849,176	27,694	112	876,758

	$2,418,718	$84,509	$2,474	$2,500,753

At September 30, 2010 and 2009, the MBS held within our portfolio were issued by FNMA, FHLMC, or GNMA, with the exception of  $2.9 million and  $4.6 million at those respective dates, which were issued by a private issuer.  The following table presents the carrying value of the MBS in our portfolio by issuer.

	At September 30,
	2010	2009
	(Dollars in thousands)

FNMA	$890,216	$1,035,271
FHLMC	712,253	949,639
GNMA	2,452	2,921
Private Issuer	2,943	4,636
	$1,607,864	$1,992,467

The following table presents the taxable and non-taxable components of interest income on investment securities for the fiscal years ended September 30, 2010, 2009 and 2008.

	For the Year Ended
	September 30,
	2010	2009	2008
	(Dollars in thousands)

Taxable	$13,547	$3,526	$8,313
Non-taxable	2,135	2,007	1,604
	$15,682	$5,533	$9,917

The following tables summarize the estimated fair value and gross unrealized losses of those securities on which an unrealized loss at September 30, 2010 and 2009 was reported and the continuous unrealized loss position for the 12 months prior to September 30, 2010 and 2009 or for a shorter period of time, as applicable.

	September 30, 2010
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
Trust preferred securities	--	$--	$--	1	$2,796	$925
MBS	4	1,678	5	3	359	1
	4	$1,678	$5	4	$3,155	$926

HTM:
Municipal bonds	--	$--	$--	1	$878	$1
MBS	1	48,392	3	--	--	--
	1	$48,392	$3	1	$878	$1

	September 30, 2009
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
Trust preferred securities	--	$--	$--	1	$2,110	$1,664
MBS	16	57,157	600	37	15,804	98
	16	$57,157	$600	38	$17,914	$1,762

HTM:
Municipal bonds	4	$1,930	$36	1	$495	$4
MBS	3	5,563	26	4	11,043	46
	7	$7,493	$62	5	$11,538	$50

On a quarterly basis, management conducts a formal review of securities for the presence of an other-than-temporary impairment.  Management assesses whether an other-than-temporay impairment is present when the fair value of a security is less than its amortized cost basis at the balance sheet date.  For such securities, other-than-temporary impairment is considered to have occurred if the Company intends to sell the security, if it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis or if the present value of expected cash flows is not sufficient to recover the entire amortized cost.

The unrealized losses at September 30, 2010 and 2009 are primarily a result of increases in market yields from the time of purchase.  In general, as market yields rise, the fair value of securities will decrease; as market yields fall, the fair value of securities will increase. Management views changes in fair value caused by changes in interest rates as temporary; therefore, these securities have not been classified as other-than-temporarily impaired.  Additionally, the impairment is also considered temporary because scheduled coupon payments have been made, it is anticipated that the entire principal balance will be collected as scheduled, and management does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the recovery of the remaining amortized cost amount, which could be at maturity.

The amortized cost and estimated fair value of securities by remaining contractual maturity without consideration for call features or pre-refunding dates as of September 30, 2010 are shown below.  Actual maturities of MBS may differ from contractual maturities because borrowers have the right to call or prepay obligations, generally without penalties.  Maturities of MBS depend on the repayment characteristics and experience of the underlying financial instruments.

	AFS		HTM		Total
		Estimated		Estimated		Estimated
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value
	(Dollars in thousands)

One year or less	$25,151	$25,217	$4,642	$4,676	$29,793	$29,893
One year through five years	25,580	25,653	1,204,409	1,209,546	1,229,989	1,235,199
Five years through ten years	130,178	139,542	318,357	336,592	448,535	476,134
Ten years and thereafter	828,233	869,954	352,746	362,640	1,180,979	1,232,594
	$1,009,142	$1,060,366	$1,880,154	$1,913,454	$2,889,296	$2,973,820

Issuers of certain investment securities have the right to call and prepay obligations with or without prepayment penalties.  As of September 30, 2010, the amortized cost of the securities in our portfolio which are callable or have pre-refunding dates within one year totaled  $1.17 billion.

As of September 30, 2010 and 2009, the Bank has pledged AFS and HTM MBS with an amortized cost of  $671.9 million and  $764.4 million, respectively, and an estimated fair value of  $709.9 million and  $797.0 million, respectively, as collateral for the repurchase agreements.  The securities pledged as collateral for the repurchase agreements can be repledged by the counterparties.  As of September 30, 2010 and 2009, the Bank also had pledged AFS and HTM MBS with an amortized cost of  $155.0 million and  $193.6 million, respectively, and an estimated fair value of  $165.0 million and  $202.8 million, respectively, as collateral for public unit depositors and/or the Federal Reserve Bank.

During fiscal year 2010, the Bank swapped originated fixed-rate mortgage loans with the FHLMC for MBS (“loan swap transaction”).  The  $192.7 million of MBS received, at amortized cost, in the loan swap transaction were classified as trading securities prior to their subsequent sale by the Bank.  Proceeds from the sale of these securities were  $199.1 million, resulting in a gross realized gain of  $6.5 million.  The gain is included in gain on securities, net in the consolidated statements of income for the year ended September 30, 2010.  All dispositions of securities during 2009 and 2008 were the result of principal repayments or maturities.

Loans Receivable and Allowance For Loan Losses	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
LOANS RECEIVABLE and ALLOWANCE FOR LOAN LOSSES
4.	LOANS RECEIVABLE and ALLOWANCE FOR LOAN LOSSES

Loans receivable, net at September 30, 2010 and 2009 is summarized as follows:

	2010	2009
	(Dollars in thousands)
Mortgage loans:
One- to four-family	$4,915,651	$5,321,935
Multi-family and commercial	66,476	80,493
Construction	33,168	39,535
Total real estate loans	5,015,295	5,441,963

Consumer loans:
Home equity	186,347	195,557
Other	7,671	9,430
Total consumer loans	194,018	204,987

Total loans receivable	5,209,313	5,646,950

Less:
Undisbursed loan funds	15,489	20,649
Allowance for loan losses	14,892	10,150
Unearned loan fees and deferred costs	10,730	12,186
	$5,168,202	$5,603,965

Originating and purchasing loans secured by one- to four-family mortgage loans on residential properties is the Bank’s primary business, resulting in a loan concentration in residential first mortgage loans.  As a result of the Bank’s lending practices, the Bank also has a concentration of loans secured by real property located in Kansas and Missouri.  At September 30, 2010 and 2009, approximately 75% and 70%, respectively, of the Bank’s loans were located in Kansas.  At September 30, 2010 and 2009, approximately 15% of the Bank’s loans were located in Missouri.

The Bank originated and refinanced  $13.1 million,  $15.3 million, and  $975 thousand of commercial real estate and business loans during the years ended September 30, 2010, 2009, and 2008, respectively.

The Bank is subject to numerous lending-related regulations. Under the Financial Institutions Reform, Recovery, and Enforcement Act, the Bank may not make real estate loans to one borrower in excess of the greater of 15% of its unimpaired capital and surplus or  $500 thousand.  As of September 30, 2010, the Bank was in compliance with this limitation.

Aggregate loans to executive officers, directors and their associates did not exceed 5% of stockholders’ equity as of September 30, 2010 and 2009.  Such loans were made under terms and conditions substantially the same as loans made to parties not affiliated with the Bank.

The Bank recognized net gains of  $1.8 million,  $2.2 million and  $829 thousand during fiscal year 2010, 2009, and 2008, respectively, as a result of selling loans held-for-sale.  The net gains are included in other income, net in the consolidated statements of income.

As of September 30, 2010 and 2009, the Bank serviced loans for others aggregating approximately  $681.1 million and  $576.0 million, respectively.  Such loans are not included in the accompanying consolidated balance sheets. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income includes servicing fees withheld from investors and certain charges collected from borrowers, such as late payment fees. The Bank held borrowers’ escrow balances on loans serviced for others of  $9.0 million and  $7.9 million as of September 30, 2010 and 2009, respectively.

As of September 30, 2010, 2009, and 2008, loans totaling approximately  $32.0 million,  $30.9 million, and  $13.7 million, respectively, were on nonaccrual status.  Gross interest income would have increased by  $766 thousand,  $603 thousand, and  $178 thousand for the years ended September 30, 2010, 2009, and 2008, respectively, if these nonaccrual status loans were not classified as such. The balance of non-performing loans continues to remain at historically high levels due to the continued elevated level of unemployment coupled with the decline in real estate values, particularly in some of the states in which we have purchased loans.

Impaired loans are defined as non-accrual loans, loans classified as substandard, loans with specific valuation allowances and troubled debt restructurings that have not yet performed under the restructured terms for 12 consecutive months.  Substantially all of the impaired loans at September 30, 2010 and 2009 were secured by residential real estate.  Generally, impaired loans are individually assessed to ensure that the carrying value of the loan is not in excess of the fair value of the collateral, less estimated selling costs.  Fair values are estimated through such methods as current appraisals, automated valuation models, broker price opinions or listing prices.  Fair values may be adjusted by management to reflect current economic and market conditions.  If the outstanding loan balance is in excess of the estimated fair value determined by management, less estimated costs to sell, then a specific valuation allowance is recorded for the difference.  The following is a summary of information pertaining to impaired loans.

	2010	2009
	(Dollars in thousands)

Impaired loans without a specific valuation allowance	$39,508	$19,052
Impaired loans with a specific valuation allowance	17,610	22,347

	$57,118	$41,399

Specific valuation allowance related to impaired loans	$4,336	$4,596

	2010	2009	2008
	(Dollars in thousands)

Average investment in impaired loans	$50,693	$25,156	$10,878

Interest income recognized on impaired loans	$2,152	$473	$150

No additional principal is committed to be advanced in connection with impaired loans.

At September 30, 2010, 2009, and 2008, loans totaling  $27.2 million,  $10.8 million, and  $918 thousand, respectively, were troubled debt restructurings that have not been performing under the restructured terms for 12 consecutive months.

Continued declines in real estate values could adversely impact the property used as collateral for the Bank’s loans.  Adverse changes in the economy and increasing unemployment rates may have a negative effect on the ability of the Bank’s borrowers to make timely loan payments, which would likely increase delinquencies and have an adverse impact on the Bank’s earnings.  Further increases in delinquencies will decrease net interest income and will likely adversely impact the Bank’s loan loss experience, resulting in an increase in the Bank’s allowance for loan losses and provision for loan losses.  Although management believes the allowance for loan losses was at an adequate level to absorb known and inherent losses in the loan portfolio at September 30, 2010, the level of the allowance for loan losses remains an estimate that is subject to significant judgment and short-term changes.  Additions to the allowance for loan losses may be necessary if future economic and other conditions differ substantially from the current environment.

A summary of the activity in the allowance for loan losses for the years ended September 30, 2010, 2009 and 2008 is as follows:

	2010	2009	2008
	(Dollars in thousands)

Balance at beginning of year	$10,150	$5,791	$4,181
Plus provision for loan losses	8,881	6,391	2,051
Less charge-offs:
Residential - one- to four-family loans	4,131	2,007	407
Home equity	28	1	2
Other	17	24	32
Total charge-offs	4,176	2,032	441
Plus recoveries	172	--	--
Allowance for loan losses associated with the
loan swap transaction	(135)	--	--
Balance at end of year	$14,892	$10,150	$5,791

Premises and Equipment, Net	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
PREMISES AND EQUIPMENT, Net
5.	PREMISES AND EQUIPMENT, Net

A summary of the net carrying value of banking premises and equipment at September 30, 2010 and 2009 is as follows:

	2010	2009
	(Dollars in thousands)

Land	$7,877	$7,866
Building and improvements	45,295	40,167
Furniture, fixtures and equipment	37,289	35,874
	90,461	83,907

Less accumulated depreciation	49,201	46,198

	$41,260	$37,709

Depreciation and amortization expense for the years ended September 30, 2010, 2009, and 2008 was  $4.6 million,  $5.1 million, and  $5.4 million, respectively.

The Bank has entered into non-cancelable operating lease agreements with respect to banking premises and equipment. It is expected that many agreements will be renewed at expiration in the normal course of business. Rental expense was  $1.2 million for each of the years ended September 30, 2010, 2009, and 2008, respectively.  Future minimum rental commitments, rounded to the nearest thousand, required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows (dollars in thousands):

2011	$1,124
2012	985
2013	852
2014	807
2015	744
Thereafter	7,733
$12,245

Deposits	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
DEPOSITS
6.	DEPOSITS

Deposits at September 30, 2010 and 2009 are summarized as follows:

	2010			2009
		Weighted			Weighted
		Average	% of		Average	% of
	Amount	Rate	Total	Amount	Rate	Total
	(Dollars in thousands)
Non-certificates:
Checking	$482,428	0.13%	11.0%	$439,975	0.17%	10.4%
Savings	234,285	0.54	5.3	226,396	0.66	5.4
Money market	942,428	0.65	21.5	848,157	0.82	20.1
Total non-certificates	1,659,141	0.48	37.8	1,514,528	0.61	35.9

Certificates of deposit:
0.00 – 0.99%	193,959	0.53	4.4	78,036	0.55	1.8
1.00 – 1.99%	1,013,538	1.44	23.1	254,846	1.55	6.0
2.00 – 2.99%	777,687	2.53	17.7	971,605	2.42	23.0
3.00 – 3.99%	576,595	3.50	13.2	848,991	3.45	20.1
4.00 – 4.99%	164,763	4.32	3.8	326,087	4.41	7.7
5.00 – 5.99%	627	5.29	--	233,572	5.17	5.5
6.00 – 6.99%	--	--	--	944	6.48	--
Total certificates of deposit	2,727,169	2.29	62.2	2,714,081	3.09	64.1
	$4,386,310	1.61%	100.0%	$4,228,609	2.20%	100.0%

As of September 30, 2010, certificates of deposit mature as follows:

		Weighted
		Average
	Amount	Rate
	(Dollars in thousands)

2011	$1,516,681	1.97%
2012	596,412	2.70
2013	288,820	2.61
2014	189,672	2.66
2015	133,361	2.91
Thereafter	2,223	3.02
	$2,727,169	2.29%

Interest expense on deposits for the periods presented is as follows:
	Year Ended September 30,

	2010	2009	2008
	(Dollars in thousands)

Checking	$622	$879	$819
Savings	1,323	1,873	4,105
Money market	6,522	8,512	16,771
Certificates	70,749	89,207	111,740
	$79,216	$100,471	$133,435

The amount of noninterest-bearing deposits was  $76.4 million and  $71.7 million as of September 30, 2010 and 2009, respectively.  Certificates of deposit with a minimum denomination of  $100 thousand were  $885.6 million and  $790.8 million as of September 30, 2010 and 2009, respectively.  Deposits in excess of  $250 thousand generally are not federally insured.  The aggregate amount of deposits that were reclassified as loans receivable due to customer overdrafts was  $175 thousand and  $235 thousand as of September 30, 2010 and 2009, respectively.

Borrowed Funds	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
BORROWED FUNDS
7.	BORROWED FUNDS

At September 30, 2010 and 2009, the Company’s borrowed funds consisted of FHLB advances and other borrowings.  Included in other borrowings are repurchase agreements and the Debentures.

FHLB Advances – FHLB advances at September 30, 2010 and 2009 were comprised of the following:

	2010	2009
	(Dollars in thousands)

Fixed-rate FHLB advances	$2,376,000	$2,426,000
Deferred prepayment penalty	(28,261)	(34,227)
Deferred gain on terminated interest rate swaps	632	797
	$2,348,371	$2,392,570

Weighted average contractual interest rate on FHLB advances	3.61%	3.79%
Weighted average effective interest rate on FHLB advances (1)	3.96%	4.13%

(1)
The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

During the first quarter of fiscal year 2008, management terminated interest rate swap agreements with total notional amounts of  $575.0 million.  As a result of the termination, the Bank received cash proceeds of  $1.7 million and recorded a deferred gain for the proceeds. The FHLB advances that were originally hedged by the terminated interest rate swaps were refinanced during fiscal year 2009.  The deferred gain related to the termination of the interest rate swaps is being amortized to interest expense on FHLB advances over the remaining life of the related refinanced FHLB advances. The Bank had no interest rate swap agreements outstanding at September 30, 2010 or 2009.

During fiscal year 2009, the Bank prepaid  $875.0 million of fixed-rate FHLB advances with a weighted average interest rate of 5.65% and a weighted average remaining term to maturity of 11 months.  The prepaid FHLB advances were replaced with  $875.0 million of fixed-rate FHLB advances, with a weighted average contractual interest rate of 3.41% and an average term of 69 months.  The Bank paid a  $38.4 million penalty to the FHLB as a result of prepaying the FHLB advances.  The prepayment penalty was deferred as an adjustment to the carrying value of the new advances as the new FHLB advances were not “substantially different,” from the prepaid FHLB advances.  The present value of the cash flows under the terms of the new FHLB advances was not more than 10% different from the present value of the cash flows under the terms of the prepaid FHLB advances (including the prepayment penalty) and there were no embedded conversion options in the prepaid FHLB advances or in the new FHLB advances.  The prepayment penalty effectively increased the interest rate on the new advances 96 basis points at the time of the transaction.  The deferred prepayment penalty is being recognized in interest expense over the life of the new FHLB advances.

During fiscal year 2010, the Bank prepaid  $200.0 million of fixed-rate FHLB advances with a weighted average interest rate of 4.63% and a weighted average remaining term to maturity of approximately one month.  The prepaid FHLB advances were replaced with  $200.0 million of fixed-rate FHLB advances with a weighted average contractual interest rate of 3.17% and an average term of 84 months.  The Bank paid an  $875 thousand prepayment penalty to the FHLB as a result of prepaying the FHLB advances.  The present value of the cash flows under the terms of the new FHLB advance was not more than 10% different from the present value of the cash flows under the terms of the prepaid FHLB advances (including the prepayment penalty) and there were no embedded conversion options in the prepaid advances or in the new FHLB advances.  The prepayment penalty effectively increased the interest rate on the new advances seven basis points at the time of the transaction.  The deferred prepayment penalty is being recognized in interest expense over the life of the new FHLB advances.  The benefit of prepaying the advances in fiscal year 2009 and 2010 was an immediate decrease in interest expense, and a decrease in interest rate sensitivity, as the maturity of the refinanced advances were extended at a lower rate.

The FHLB advances are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with the FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB’s lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets without the pre-approval of the FHLB president.  At September 30, 2010, the Bank’s ratio of FHLB advances to total assets, as reported to the OTS, was 28%.

At September 30, 2010, the Bank had access to a line of credit with the FHLB set to expire on November 26, 2010, at which time the line of credit is expected to be renewed automatically by the FHLB for a one year period.  At September 30, 2010, there were no borrowings on the FHLB line of credit.  Any borrowings on the line of credit would be included in total FHLB borrowings in calculating the ratio of FHLB borrowings to total Bank assets, which generally could not exceed 40% of total Bank assets at September 30, 2010.

Other Borrowings –The following summarizes the components of other borrowings as of September 30, 2010 and 2009:

	2010		2009
		Weighted		Weighted
		Average		Average
		Contractual		Contractual
	Amount	Rate	Amount	Rate
	(Dollars in thousands)

Repurchase agreements	$615,000	4.03%	$660,000	3.97%
Debentures	53,609	3.28	53,609	3.26
	$668,609	3.97%	$713,609	3.91%

Repurchase Agreements - During fiscal year 2008, the Bank entered into repurchase agreements totaling  $660.0 million.   Repurchase agreements are made at mutually agreed upon terms between counterparties and the Bank.  The use of repurchase agreements allows for the diversification of funding sources and the use of securities that were not being leveraged as collateral.  The Bank has pledged MBS with a fair value of  $709.9 million at September 30, 2010 as collateral for the repurchase agreements.

Debentures - The Debentures bear the same terms and interest rates as the Trust Preferred and Trust Common Securities.  Interest is due quarterly in January, April, July and October until the maturity date of April 7, 2034.  The interest rate, which resets at each interest payment, is based upon the three month LIBOR rate plus 275 basis points.  Principal is due at maturity.  The Debentures were callable, in part or whole, beginning on April 7, 2009, at par.  Any such redemption of the Debentures by the Company will cause redemption of a like amount of the Trust Preferred and Trust Common Securities by the Trust.

There are certain covenants of the Debentures that the Company is required to comply with.  These covenants include a prohibition on cash dividends in the event of default or if the Company elects to defer the payment of interest on the Debentures, annual certifications to the Trust and other covenants related to the payment of interest and principal and maintenance of the Trust.  The Company was in compliance with all covenants at September 30, 2010.
Maturity of Borrowed Funds – At September 30, 2010, the FHLB advances, repurchase agreements and Debentures mature as follows:

					Weighted	Weighted
	FHLB	Repurchase		Total	Average	Average
	Advances	Agreements	Debentures	Borrowings	Contractual	Effective
	Amount	Amount	Amount	Amount	Rate	Rate
	(Dollars in thousands)
2011	$276,000	$200,000	$--	$476,000	4.42%	4.42%
2012	350,000	150,000	--	500,000	3.67	3.67
2013	525,000	145,000	--	670,000	3.74	4.00
2014	450,000	100,000	--	550,000	3.33	3.96
2015	200,000	20,000	--	220,000	3.50	4.16
Thereafter	575,000	--	53,609	628,609	3.49	3.74
	$2,376,000	$615,000	$53,609	$3,044,609	3.69%	3.96%

Of the  $276.0 million FHLB advances maturing in fiscal year 2011,  $200.0 million is due in the first quarter of fiscal year 2011 and  $76.0 million is due in the fourth quarter of fiscal year 2011. Of the  $200.0 million of repurchase agreements maturing in fiscal year 2011,  $100.0 million is due in the first quarter,  $25.0 million is due in the second and third quarters and  $50.0 million is due in the fourth quarter of fiscal year 2011.

Income Taxes	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
INCOME TAXES
8.	INCOME TAXES

Income tax expense for the years ended September 30, 2010, 2009, and 2008 consisted of the following:

	2010	2009	2008
	(Dollars in thousands)
Current
Federal	$31,252	$32,590	$19,523
State	2,807	2,788	1,518
	34,059	35,378	21,041
Deferred
Federal	3,209	3,285	7,556
State	257	263	604
	3,466	3,548	8,160
	$37,525	$38,926	$29,201

Income tax expense has been provided at effective rates of 35.6%, 37.0%, and 36.4% for the years ended September 30, 2010, 2009, and 2008, respectively.  The differences between such effective rates and the statutory Federal income tax rate computed on income before income tax expense result from the following:

	2010		2009		2008
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$36,878	35.0%	$36,828	35.0%	$28,054	35.0%
Increases in taxes resulting from:
State taxes, net of Federal tax effect	3,064	2.9	3,051	2.9	2,122	2.6
Net tax-exempt interest income	(624)	(0.6)	(579)	(0.6)	(450)	(0.6)
Other	(1,793)	(1.7)	(374)	(0.3)	(525)	(0.6)
	$37,525	35.6%	$38,926	37.0%	$29,201	36.4%

Deferred income tax expense results from temporary differences in the recognition of revenue and expenses for tax and financial statement purposes. The sources of these differences and the tax effect of each as of September 30, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
	(Dollars in thousands)

FHLB prepayment penalty	$1,283	$4,601	$10,586
FHLB stock dividends	2,206	694	(1,901)
Allowance for loan losses	(1,771)	(1,628)	(611)
Mortgage servicing rights	774	(874)	(194)
Other, net	974	755	280
	$3,466	$3,548	$8,160

The components of the net deferred income tax (liabilities) assets as of September 30, 2010 and 2009 are as follows:

	2010	2009
	(Dollars in thousands)
Deferred income tax assets:
FHLB prepayment penalty	$--	$1,283
Salaries and employee benefits	1,230	1,259
Allowance for loan losses	3,666	1,895
ESOP compensation	747	887
Other	2,307	2,401
Gross deferred income tax assets	7,950	7,725

Valuation allowance	(280)	(261)
Gross deferred income tax asset, net of valuation allowance	7,670	7,464

Deferred income tax liabilities:
Unrealized gain on AFS securities	19,362	20,583
FHLB stock dividends	17,396	15,190
Other	4,156	2,661
Gross deferred income tax liabilities	40,914	38,434

Net deferred tax (liabilities) assets	$(33,244)	$(30,970)

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances.  As of September 30, 2010 and 2009, the Company recorded a valuation allowance of  $280 thousand and  $261 thousand, respectively, related to net operating losses generated by the Company's consolidated Kansas corporate income tax return. The Company's consolidated Kansas corporate income tax return at September 30, 2010 includes MHC, the Company, Capitol Federal Financial, Inc. and Capitol Funds, Inc., as the Bank files a Kansas privilege tax return.  Prior to September 30, 2010, the Kansas corporate income tax return included MHC, the Company and Capitol Funds, Inc. Based on the nature of operations at September 30, 2010 and 2009 of the noted entities, management believes there will not be sufficient taxable income for the foreseeable future on the Company's consolidated Kansas corporate income tax return to utilize the net operating losses.

ASC 740 Income Taxes prescribes a process by which the likelihood of a tax position is gauged based upon the technical merits of the position, and then a subsequent measurement relates the maximum benefit and the degree of likelihood to determine the amount of benefit to recognize in the financial statements.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended September 30, 2010, 2009, and 2008 is as follows.  The amounts have not been reduced by the federal deferred tax effects of unrecognized tax benefits.

	2010	2009	2008
	(Dollars in thousands)

Balance at beginning of year	$2,848	$2,409	$3,773
Additions for tax positions related to the current year	--	109	--
Additions for tax positions of prior years	28	888	130
Reductions for tax positions of prior years	(195)	--	(915)
Reductions relating to settlement with taxing authorities	--	(97)	--
Lapse of statute of limitations	(2,567)	(461)	(579)
Balance at end of year	$114	$2,848	$2,409

If realized, the unrecognized tax benefits at September 30, 2010 would impact the effective tax rate.  After the related deferred tax effects, realization of those benefits would reduce income tax expense by  $10 thousand.  Included in the unrecognized tax benefits in the table above were accrued penalties and interest of  $17 thousand,  $763 thousand and  $609 thousand for the years ended September 30, 2010, 2009, and 2008, respectively.  The net reversal of penalties and interest expense due to the lapse of statute of limitations for the years ended September 30, 2010 was  $463 thousand.  Estimated penalties and interest for the years ended September 30, 2009 and 2008 were  $87 thousand and  $81 thousand, respectively.  Estimated penalties and interest are included in income tax expense in the consolidated statements of income.  Interest income related to state and federal tax return refunds for the year ended September 30, 2008 was  $235 thousand which is included in other income in the consolidated statements of income.  It is reasonably possible that decreases in gross unrecognized tax benefits totaling  $4 thousand may occur in fiscal year 2011 as a result of a lapse in the applicable statute of limitations.

The Company files income tax returns in the U.S. federal jurisdiction and the state of Kansas, as well as other states where it has nexus.  In many cases, uncertain tax positions are related to tax years that remain subject to examination by the relevant taxing authorities.  With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for fiscal years before 2007.

Employee Benefit Plans	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
EMPLOYEE BENEFIT PLANS
9.	EMPLOYEE BENEFIT PLANS

The Company has a profit sharing plan (“PIT”) and an ESOP.  The plans cover all employees with a minimum of one year of service, at least age 21, and at least 1,000 hours of employment in each plan year.

Profit Sharing Plan – The PIT provides for two types of discretionary contributions. The first type is an optional Bank contribution and may be 0% or any percentage above that, as determined by the Board of Directors, of an eligible employee’s eligible compensation during the fiscal year.  The second contribution may be 0% or any percentage above that, as determined by the Board of Directors, of an eligible employee’s eligible compensation during the fiscal year if the employee matches 50.0% (on an after-tax basis) of the Bank’s second contribution.  The PIT qualifies as a thrift and profit sharing plan for purposes of Internal Revenue Codes 401(a), 402, 412, and 417.  Total Bank contributions to the PIT amounted to  $101 thousand,  $102 thousand, and  $93 thousand for the years ended September 30, 2010, 2009, and 2008, respectively.

ESOP – The ESOP Trust acquired 3,024,574 shares of common stock in the Company’s initial public offering with proceeds from a loan from the Company.  The Bank makes cash contributions to the ESOP on an annual basis sufficient to enable the ESOP to make the required annual loan payments to the Company on September 30.

The loan referenced above bears interest at a fixed-rate of 5.80% with interest payable annually and future principal and interest payable in three remaining fixed installments, as of September 30, 2010, of  $3.0 million. Payments of  $3.0 million consisting of principal of  $2.4 million,  $2.3 million, and  $2.1 million and interest of  $600 thousand,  $700 thousand, and  $900 thousand were made on September 30, 2010, 2009, and 2008, respectively. The loan is secured by the shares of Company stock purchased.

As the debt is repaid, 201,638 shares are released from collateral annually at September 30 and allocated to qualified employees based on the proportion of their qualifying compensation to total qualifying compensation.  As ESOP shares are committed to be released from collateral, the Company records compensation expense.   Compensation expense related to the ESOP was  $6.5 million for the year ended September 30, 2010,  $7.9 million for the year ended September 30, 2009 and  $7.5 million for the year ended September 30, 2008.  Dividends on unallocated ESOP shares are recorded as a reduction of debt, up to a total of  $3.0 million.

During the years ended September 30, 2010, 2009, and 2008, the Bank paid  $1.1 million,  $863 thousand, and  $571 thousand, respectively, of the ESOP debt payment because dividends on unallocated shares were insufficient to pay the scheduled debt payment as they had been in previous years.  Dividends paid to participants on allocated ESOP shares were  $3.8 million for the year ended September 30, 2010,  $3.3 million for the year ended September 30, 2009 and  $2.9 million for the year ended September 30, 2008.

Participants have the option to receive the dividends in cash or leave the dividend in the ESOP.  Dividends are reinvested in Company stock for those participants who choose to leave their dividends in the ESOP or who do not make an election.  The purchase of Company stock for reinvestment of dividends is made in the open market on or about the date of the cash disbursement to the participants who opt to take dividends in cash.

Shares may be withdrawn from the ESOP Trust due to retirement, termination or death of the participant.  Additionally, a participant may begin to diversify at least 25% of their ESOP shares at age 50.  Following is a summary of shares held in the ESOP Trust as of September 30, 2010 and 2009:

	2010	2009
	(Dollars in thousands)

Allocated ESOP shares	1,779,734	1,751,474
Unreleased ESOP shares	604,918	806,556
Total ESOP shares	2,384,652	2,558,030

Fair value of unreleased ESOP shares	$14,941	$26,552

Stock Based Compensation	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
STOCK BASED COMPENSATION
10.	STOCK BASED COMPENSATION

At September 30, 2010, the Company had an Option Plan and an RRP which are considered share-based plans.  Compensation expense is recognized over the service period of the share-based payment award.  The Company utilizes a fair-value-based measurement method in accounting for the share-based payment transactions with employees, except for equity instruments held by the ESOP.

Stock Option Plan – The purpose of the Option Plan is to provide additional incentive to certain officers, directors and key employees by facilitating their purchase of a stock interest in the Company.  Pursuant to the Option Plan, subject to adjustment as described below, 3,780,718 shares of common stock were reserved for issuance by the Company upon exercise of stock options granted to officers, directors and employees of the Company and the Bank from time to time under the Option Plan. The Company may issue both incentive and nonqualified stock options under the Option Plan.  The Company may also award stock appreciation rights under the Option Plan, although to date no stock appreciation rights have been awarded under the Option Plan.  The incentive stock options expire no later than ten years and the nonqualified stock options expire no later than fifteen years from the date of grant.  The date on which the options are first exercisable is determined by the Stock Benefits Committee (“sub-committee”), a sub-committee of the Compensation Committee (“committee”) of the Board of Directors.  The vesting period of the options generally ranges from three to five years.  The option price is equal to the market value at the date of the grant as defined by the Option Plan.

Under the Option Plan, incentive stock options may not be granted after April 2010 and nonqualified stock options may not be granted after April 2015.  At September 30, 2010, the Company had 1,256,904 shares available for future grants under the Option Plan.  This includes 1,050,369 shares added back to the Option Plan through the reload feature of the plan, which provides that the maximum number of shares with respect to which awards may be made under the plan shall be increased by (i) the number of shares of common stock repurchased by the Company with an aggregate price no greater than the cash proceeds received by the Company from the exercise of options under the Option Plan; and (ii) the number of shares surrendered to the Company in payment of the exercise price of options granted under the Option Plan.

The Option Plan is administered by the sub-committee, which selects the employees and non-employee directors to whom options are to be granted and the number of shares to be granted.  The exercise price may be paid in cash, shares of the common stock, or a combination of both.  The option price may not be less than 100% of the fair market value of the shares on the date of the grant. In the case of any employee who is granted an incentive stock option who owns more than 10% of the outstanding common stock at the time the option is granted, the option price may not be less than 110% of the fair market value of the shares on the date of the grant, and the option shall not be exercisable after the expiration of five years from the grant date.  Historically, the Company has issued shares held in treasury upon the exercise of stock options.

The fair value of stock option grants are estimated on the date of the grant using the Black-Scholes option pricing model.  The weighted average grant-date fair value of stock options granted during the fiscal years ended September 30, 2010, 2009, and 2008 was  $3.43,  $5.03 and  $3.20 per share, respectively.  Compensation expense attributable to stock options awards during the year ended September 30, 2010, 2009 and 2008 totaled  $214 thousand ( $189 thousand, net of tax),  $281 thousand ( $240 thousand, net of tax), and  $323 thousand ( $205 thousand, net of tax), respectively.  The following weighted average assumptions were used for valuing stock option grants for the years noted:

	2010	2009	2008

Risk-free interest rate	2.1%	2.1%	3.2%
Expected life (years)	4	4	5
Expected volatility	25%	24%	22%
Dividend yield	6.2%	4.8%	6.2%
Estimated forfeitures	3.3%	10.5%	3.0%

The risk-free interest rate was determined using the yield available on the option grant date for a zero-coupon U.S. Treasury security with a term equivalent to the expected life of the option.  The expected life for options granted was based upon historical experience.  The expected volatility was determined using historical volatilities based on historical stock prices.  The dividend yield was determined based upon historical quarterly dividends and the Company’s stock price on the option grant date.  Estimated forfeitures were determined based upon voluntary termination behavior and actual option forfeitures.

A summary of option activity for the years ended September 30, 2010, 2009 and 2008 follows:

	2010		2009		2008
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
	of Options	Price	of Options	Price	of Options	Price

Options outstanding
at beginning of year	372,022	$33.28	403,322	$29.66	382,855	$28.13
Granted	53,000	32.27	41,750	42.05	56,500	32.19
Forfeited	--	--	--	--	(100)	25.66
Exercised	(18,691)	11.24	(73,050)	18.31	(35,933)	17.34
Options outstanding
at end of year	406,331	34.16	372,022	33.28	403,322	29.66

Shares issued upon the exercise of stock options are issued from treasury stock.  The Company has an adequate number of treasury shares available for sale for future stock option exercises.

During the years ended September 30, 2010, 2009, and 2008, the total pretax intrinsic value of stock options exercised was  $361 thousand,  $1.7 million, and  $755 thousand, respectively, and the tax benefits realized from the exercise of stock options were  $89 thousand,  $515 thousand, and  $114 thousand, respectively.  The fair value of stock options vested during the year ended September 30, 2010, 2009, and 2008 was  $264 thousand,  $297 thousand, and  $281 thousand, respectively.
The following summarizes information about the stock options outstanding and exercisable as of September 30, 2010:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number	Remaining	Exercise	Aggregate
Exercise	of Options	Contractual	Price per	Intrinsic
Price	Outstanding	Life (in years)	Share	Value
	(Dollars in thousands, except per share amounts)
$9.22	3,881	4.55	$9.22	$60
14.03 - 19.68	2,000	0.74	18.64	12
25.66 - 28.78	2,000	1.84	26.44	--
30.19 - 39.83	372,950	8.49	33.91	--
43.46	25,500	8.08	43.46	--
	406,331	8.35	34.16	$72

	Options Exercisable
		Weighted	Weighted
		Average	Average
	Number	Remaining	Exercise	Aggregate
Exercise	of Options	Contractual	Price per	Intrinsic
Price	Exercisable	Life (in years)	Share	Value
	(Dollars in thousands, except per share amounts)
$9.22	3,881	4.55	$9.22	$60
14.03 - 19.68	2,000	0.74	18.64	12
25.66 - 28.78	2,000	1.84	26.44	--
30.19 - 39.83	291,900	8.13	33.98	--
43.46	10,200	8.08	43.46	--
	309,981	8.00	33.83	$72

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value, based on the Company’s closing stock price of  $24.70 as of September 30, 2010, which would have been received by the option holders had all option holders exercised their options as of that date.  The total number of in-the-money options exercisable as of September 30, 2010 was 5,881.

As of September 30, 2010, the total future compensation cost related to non-vested stock options not yet recognized in the consolidated statements of income was  $245 thousand and the weighted average period over which these awards are expected to be recognized was 2.5 years.

Recognition and Retention Plan – The objective of the RRP is to enable the Company and the Bank to retain personnel of experience and ability in key positions of responsibility.  Employees and directors of the Bank are eligible to receive benefits under the RRP at the sole discretion of the sub-committee. The total number of shares originally eligible to be granted under the RRP was 1,512,287.  At September 30, 2010, the Company had 158,487 shares available for future grants under the RRP.  The RRP expires in April 2015.  No additional grants may be made after expiration, but outstanding grants continue until they are individually vested, forfeited, or expire.

Compensation expense in the amount of the fair market value of the common stock at the date of the grant, as defined by the RRP, to the employee is recognized over the period during which the shares vest.  Compensation expense attributable to RRP awards during the years ended September 30, 2010, 2009 and 2008 totaled  $238 thousand ( $153 thousand, net of tax),  $323 thousand ( $204 thousand, net of tax), and  $399 thousand ( $253 thousand, net of tax), respectively.  A recipient of such restricted stock will be entitled to all voting and other stockholder rights (including the right to receive dividends on vested and non-vested shares), except that the shares, while restricted, may not be sold, pledged or otherwise disposed of and are required to be held in escrow by the Company.  If a holder of such restricted stock terminates employment for reasons other than death or disability, the employee forfeits all rights to the non-vested shares under restriction.  If the participant’s service terminates as a result of death, disability, or if a change in control of the Bank occurs, all restrictions expire and all non-vested shares become unrestricted.  A summary of RRP share activity for the years ended September 30, 2010, 2009 and 2008 follows:

	2010		2009		2008
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant Date	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value	of Shares	Fair Value
Unvested RRP shares
at beginning of year	15,100	$34.35	23,200	$33.68	24,300	$34.46
Granted	5,000	32.66	2,500	39.95	10,000	32.26
Vested	(9,600)	33.70	(10,600)	34.20	(11,100)	34.12
Forfeited	--	--	--	--	--	--
Unvested RRP shares
at end of year	10,500	34.13	15,100	34.35	23,200	33.68

The estimated forfeiture rate for the RRP shares granted during the year ended September 30, 2010, 2009, and 2008 was 0% based upon voluntary termination behavior and actual forfeitures.  The fair value of RRP shares that vested during the years ended September 30, 2010, 2009, and 2008 totaled  $324 thousand,  $363 thousand, and  $379 thousand, respectively.  As of September 30, 2010, there was  $255 thousand of unrecognized compensation cost related to non-vested RRP shares to be recognized over a weighted average period of 2.4 years.

Performance Based Compensation	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
PERFORMANCE BASED COMPENSATION
11.	PERFORMANCE BASED COMPENSATION

The Company and the Bank have a short-term performance plan for all officers and a deferred incentive bonus plan for senior officers.  The short-term performance plan has a component tied to Company performance and a component tied to individual participant performance.  Individual performance criteria are established by executive management for eligible non-executive employees of the Bank; individual performance of executive officers is reviewed by the committee.  Company performance criteria are approved by the committee.  Short-term performance plan awards are granted based upon a performance review by the committee.  The committee may exercise its discretion and reduce or not grant awards.  The deferred incentive bonus plan is intended to operate in conjunction with the short-term performance plan.  A participant in the deferred incentive bonus plan can elect to defer into an account between  $2 thousand and up to 50% of the short-term performance plan award up to but not exceeding  $100 thousand.  The amount deferred receives an employer match of up to 50% that is accrued over a three year mandatory deferral period.  The amount deferred, plus up to a 50% match, is deemed to have been invested in Company stock on the last business day of the calendar year preceding the receipt of the short-term performance plan award, in the form of phantom stock.  The number of shares deemed purchased in phantom stock receives dividend equivalents as if the stock were owned by the officer.  At the end of the mandatory deferral period, the deferred incentive bonus plan award is paid out in cash and is comprised of the initial amount deferred, the match amount, dividend equivalents on the phantom shares over the deferral period and the increase in the market value of the Company’s stock over the deferral period, if any, on the phantom shares.  There is no provision for the reduction of the deferred incentive bonus plan award if the market value of the Company’s stock at the time is lower than the market value at the time of the deemed investment.

The total amount of short-term performance plan awards provided for the years ended September 30, 2010, 2009, and 2008 amounted to  $1.7 million,  $1.1 million, and  $2.1 million, respectively, of which  $332 thousand,  $137 thousand, and  $165 thousand, respectively, was deferred under the deferred incentive bonus plan.  The deferrals, any earnings on those deferrals and increases in the market value of the phantom shares, if any, will be paid in 2012, 2013, and 2014.  During fiscal years 2010, 2009, and 2008, the amount expensed in conjunction with the deferred amounts was  $86 thousand,  $51 thousand, and  $332 thousand, respectively.

Commitments and Contingencies	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
COMMITMENTS AND CONTINGENCIES
12.	COMMITMENTS AND CONTINGENCIES

The Bank had commitments outstanding to originate and purchase first and second mortgage loans as of September 30, 2010 and 2009 as follows:

	2010	2009
	(Dollars in thousands)

Originate fixed-rate	$ 74,957	$ 105,316
Originate adjustable-rate	20,144	8,945
Purchase fixed-rate	3,526	12,948
Purchase adjustable-rate	8,395	9,000
	$ 107,022	$ 136,209

As of September 30, 2010 and 2009, the Bank had commitments to originate non-mortgage loans approximating  $45 thousand and  $134 thousand, respectively, all of which were fixed-rate.

As of September 30, 2010 and 2009, the Bank had approved but unadvanced home equity lines of credit of  $265.4 million and  $270.3 million, respectively.  Approval of lines of credit is based upon underwriting standards that do not allow total borrowings, including existing mortgages and lines of credit, to exceed 90% of the estimated market value of the customer’s home.  Prior to June 2010, the limit was 95% of the estimated market value of the customer’s home.  In order to minimize risk of loss, home equity loans that are greater than 80% of the value of the property, when combined with the first mortgage, require private mortgage insurance.

Commitments to originate mortgage and non-mortgage loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a rate lock fee.  Some of the commitments are expected to expire without being fully drawn upon; therefore the amount of total commitments disclosed above does not necessarily represent future cash requirements.  The Bank evaluates each customer’s creditworthiness on a case-by-case basis.  The amount of collateral obtained, if considered necessary by the Bank, upon extension of credit is based on management’s credit evaluation of the customer.  As of September 30, 2010 and 2009, there were no significant loan-related commitments that met the definition of derivatives or commitments to sell mortgage loans.

Regulatory Capital Requirements	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
REGULATORY CAPITAL REQUIREMENTS
13.	REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a material adverse effect on the Company’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

The Bank’s primary regulatory agency, the OTS, requires that the Bank maintain minimum ratios of tangible equity of 1.5%, Tier 1 (core) capital of 4%, and total risk-based capital of 8%.  As of September 30, 2010 and 2009, the most recent guidelines from the OTS categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action.  To be categorized as “well capitalized,” the Bank must maintain minimum Tier 1 (core) capital, Tier 1 risked based capital and total risk-based capital ratios as set forth in the table below.  Management believes, as of September 30, 2010, that the Bank meets all capital adequacy requirements to which it is subject and there were no conditions or events subsequent to September 30, 2010 that would change the Bank’s category.

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2010:
Tangible equity	$824,768	9.8%	$126,666	1.5%	N/A	N/A
Tier 1 (core) capital	824,768	9.8	337,776	4.0	$422,220	5.0%
Tier 1 risk-based capital	824,768	23.5	N/A	N/A	210,597	6.0
Total risk-based capital	835,324	23.8	280,796	8.0	350,995	10.0

As of September 30, 2009:
Tangible equity	$834,879	10.0%	$125,505	1.5%	N/A	N/A
Tier 1 (core) capital	834,879	10.0	334,681	4.0	$418,351	5.0%
Tier 1 risk-based capital	834,879	23.2	N/A	N/A	216,029	6.0
Total risk-based capital	840,439	23.3	288,039	8.0	360,049	10.0

A reconciliation of the Bank’s equity under GAAP to regulatory capital amounts as of September 30, 2010 and 2009 is as follows:

	2010	2009
	(Dollars in thousands)

Total Bank equity as reported under GAAP	$857,114	$869,029
Unrealized gains on AFS securities	(31,862)	(33,870)
Other	(484)	(280)
Total tangible equity and Tier 1 (core) capital	824,768	834,879
Allowance for loan losses (1)	10,556	5,560
Total risk based capital	$835,324	$840,439

(1)
This amount represents the general valuation allowances calculated using the formula analysis.  Specific valuation allowances are netted against the related loan balance on the Thrift Financial Report and are therefore not included in this amount.

Under OTS regulations, there are limitations on the amount of capital the Bank may distribute to the Company.  Generally, this is limited to the earnings of the previous two calendar years and current year-to-date earnings.  Under OTS safe harbor regulations, the Bank may distribute to the Company capital not exceeding net income for the current calendar year and the prior two calendar years.  At September 30, 2010, the Bank was in compliance with the OTS safe harbor regulations.  So long as the Bank continues to remain “well capitalized” after each capital distribution, operate in a safe and sound manner, provide the OTS with updated capital levels, and non-performing asset balances and allowance for loan loss information as requested, and comply with the interest rate risk management guidelines of the OTS, it is management’s belief that the OTS will continue to allow the Bank to distribute its net income to the Company, although no assurance can be given in this regard.

Fair Value Of Financial Instruments	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
14.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value Measurements - ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  ASC 820 applies only to fair value measurements already required or permitted by other accounting standards and does not impose requirements for additional fair value measures.  ASC 820 was issued to increase consistency and comparability in reporting fair values.

The Company uses fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures.  The Company did not have any liabilities that were measured at fair value at September 30, 2010 and 2009.  The Company’s AFS securities are recorded at fair value on a recurring basis.  Additionally, from time to time, the Company may be required to record at fair value other assets or liabilities on a non-recurring basis, such as REO, LHFS, and impaired loans.  These non-recurring fair value adjustments involve the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

In accordance with ASC 820, the Company groups its assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.

•
Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, and similar techniques. The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.

The Company bases its fair values on the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.  As required by ASC 820, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The following is a description of valuation methodologies used for assets measured at fair value on a recurring basis.

AFS Securities - The Company’s AFS securities portfolio is carried at estimated fair value, with any unrealized gains and losses, net of taxes, reported as accumulated other comprehensive income/loss in stockholders' equity.  The Company’s major security types based on the nature and risks of the securities are included in the table below.  The majority of the securities within the AFS portfolio are issued by U.S. government sponsored enterprises.  The fair values for all AFS securities are based on quoted prices for similar securities.  Various modeling techniques are used to determine pricing for the Company’s securities, including option pricing and discounted cash flow models. The inputs to these models may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and reference data.  There are some AFS securities in the AFS portfolio that have significant unobservable inputs requiring the independent pricing services to use some judgment in pricing the related securities.  These AFS securities are classified as Level 3.  All other AFS securities are classified as Level 2.
The following tables provide the level of valuation assumption used to determine the carrying value of the Company’s AFS securities measured at fair value on a recurring basis at September 30, 2010 and 2009.

	September 30, 2010
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(1)
	(Dollars in thousands)
AFS securities:
GSE debentures	$50,255	$--	$50,255	$--
Municipal bonds	2,819	--	2,819	--
Trust preferred securities	2,796	--	--	2,796
MBS	1,004,496	--	1,004,496	--
	$1,060,366	$--	$1,057,570	$2,796

	September 30, 2009
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(2)
	(Dollars in thousands)
AFS securities:
GSE debentures	$229,875	$--	$229,875	$--
Municipal bonds	2,799	--	2,799	--
Trust preferred securities	2,110	--	--	2,110
MBS	1,389,211	--	1,389,211	--
	$1,623,995	$--	$1,621,885	$2,110

(1)
The Company’s Level 3 AFS securities have had no activity from September 30, 2009 to September 30, 2010, except for principal repayments of  $93 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2010 were  $460 thousand.

(2)
The Company’s Level 3 AFS securities have had no activity from September 30, 2008 to September 30, 2009, except for principal repayments of  $132 thousand and increases in net unrealized losses recognized in other comprehensive income.  Increases in net unrealized losses included in other comprehensive income for the years ended September 30, 2009 were  $286 thousand.

The following is a description of valuation methodologies used for significant assets measured at fair value on a non-recurring basis.

Loans Receivable - Loans which meet certain criteria are evaluated individually for impairment. A loan is considered impaired when, based upon current information and events, it is probable the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  Impaired loans at September 30, 2010 were  $57.1 million.  Substantially all of the Bank’s impaired loans at September 30, 2010 are secured by residential real estate.  These impaired loans are individually assessed to ensure that the carrying value of the loan is not in excess of the fair value of the collateral, less estimated selling costs. Fair value is estimated through current appraisals, automated valuation models, broker price opinions, or listing prices.  Fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  Based on this evaluation, the Company maintained an allowance for loan losses of  $4.3 million at September 30, 2010 for such impaired loans.

REO, net - REO represents real estate acquired as a result of foreclosure or by deed in lieu of foreclosure and is carried at the lower-of-cost-or fair value.  Fair value is estimated through current appraisals, automated valuation models, broker price opinions, or listing prices.  As these properties are actively marketed, estimated fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  REO at September 30, 2010 was  $9.9 million.  During the year ended September 30, 2010, charge-offs to the allowance for loan losses related to loans that were transferred to REO were  $2.0 million, and write downs related to REO that were charged to other expense were  $655 thousand.
The following tables provide the level of valuation assumption used to determine the carrying value of the Company’s assets measured at fair value on a non-recurring basis at September 30, 2010 and 2009.

	September 30, 2010
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)

Impaired loans	$57,118	$--	$--	$57,118
REO, net	9,920	--	--	9,920
	$67,038	$--	$--	$67,038

	September 30, 2009
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)

Impaired loans	$41,399	$--	$--	$41,399
REO, net	7,404	--	--	7,404
	$48,803	$--	$--	$48,803

Fair Value Disclosures - The Company determined estimated fair value amounts using available market information applying from a variety of valuation methodologies.  However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amount the Company could realize in a current market exchange.  The use of different market assumptions and estimation methodologies may have a material effect on the estimated fair value amounts.  The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2010 and 2009.  Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date.
The carrying amounts and estimated fair values of the Company’s financial instruments as of September 30, 2010 and 2009 were as follows:

	2010		2009
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in thousands)
Assets:
Cash and cash equivalents	$65,217	$65,217	$41,154	$41,154
Investment securities:
AFS	55,870	55,870	234,784	234,784
HTM	1,276,786	1,283,880	245,920	248,929
MBS:
AFS	1,004,496	1,004,496	1,389,211	1,389,211
HTM	603,368	629,574	603,256	627,829
Loans receivable	5,168,202	5,392,550	5,603,965	5,801,724
BOLI	54,710	54,710	53,509	53,509
Capital stock of FHLB	120,866	120,866	133,064	133,064
Liabilities:
Deposits	4,386,310	4,459,052	4,228,609	4,294,454
FHLB Advances	2,348,371	2,557,064	2,392,570	2,554,206
Other borrowings	668,609	701,099	713,609	742,301

The following methods and assumptions were used to estimate the fair value of the financial instruments:

Cash and Cash Equivalents - The carrying amounts of cash and cash equivalents are considered to approximate their fair value due to the nature of the financial asset.

Investment Securities and MBS - Estimated fair values of securities are based on one of three methods:  1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, 3) unobservable data that represents the Bank’s assumptions about items that market participants would consider in determining fair value where no market data is available.  AFS securities are carried at estimated fair value.  HTM securities are carried at amortized cost.

Loans Receivable - Fair values are estimated for portfolios with similar financial characteristics.  Loans are segregated by type, such as one- to four-family residential mortgages, multi-family residential mortgages, nonresidential and installment loans.  Each loan category is further segmented into fixed and adjustable interest rate categories.  Market pricing sources are used to approximate the estimated fair value of fixed and adjustable-rate one- to four-family residential mortgages.  For all other loan categories, future cash flows are discounted using the LIBOR curve plus a margin at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturity.

BOLI - The carrying value of BOLI is considered to approximate its fair value due to the nature of the financial asset.

Capital Stock of FHLB – The carrying value of FHLB stock equals cost.  The fair value is based on redemption at par value.

Deposits - The estimated fair value of demand deposits, savings, and money market accounts is the amount payable on demand at the reporting date.  The estimated fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows using a margin to the LIBOR curve.

Advances from FHLB - The estimated fair value of advances from FHLB is determined by discounting the future cash flows of each advance using a margin to the LIBOR curve.

Other Borrowings – Other borrowings consists of repurchase agreements and the debentures. The estimated fair value of the repurchase agreements is determined by discounting the future cash flows of each agreement using a margin to the LIBOR curve.  The debentures have a variable rate structure, with the ability to redeem at par; therefore, the carrying value of the debentures approximates their estimated fair value.

Plan of Conversion and Reorganization	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Plan of Conversion and Reorganization
15.	PLAN OF CONVERSION AND REORGANIZATION

The Board of Directors of MHC, the Company and the Bank adopted a Plan of Conversion and Reorganization (the “Plan”) on May 5, 2010. Pursuant to the Plan, MHC will convert from the mutual holding company form of organization to a stock form of organization.  MHC will be merged into the Company, and MHC will no longer exist. Pursuant to the Plan, the Company, which owns 100% of the Bank, also will be succeeded by a new Maryland corporation, named Capitol Federal Financial, Inc.  As part of the conversion, MHC’s ownership interest of the Company will be offered for sale in a public offering.  The existing publicly held shares of the Company, which represents the remaining ownership interest in the Company, will be exchanged for new shares of common stock of Capitol Federal Financial, Inc., the new Maryland corporation.  The exchange ratio will ensure that immediately after the conversion and public offering, the public stockholders of the Company will own the same aggregate percentage of Capitol Federal Financial, Inc. common stock that they owned of the Company common stock immediately prior to that time.  When the conversion and public offering are completed, all of the outstanding capital stock of the Bank will be owned by Capitol Federal Financial, Inc. and all of the outstanding capital stock of Capitol Federal Financial, Inc. will be owned by the public.  In addition, Capitol Federal Financial, Inc. intends to fund a  $40.0 million cash contribution to the Bank’s charitable foundation in connection with the conversion.

In July 2010, the Company received conditional approval from the OTS to reorganize from a two-tier mutual holding company structure to a stock holding company structure and commence a “second-step” stock offering of new shares of common stock.  The conversion and reorganization was approved by the Company’s shareholders and members of MHC in August 2010.  The conversion and reorganization is expected to be completed by the end of calendar year 2010, subject to the receipt of final regulatory approvals.

The Plan provides for the establishment, upon the completion of the reorganization, of special “liquidation accounts” at Capitol Federal Financial, Inc. and at the Bank for the benefit of certain depositors of the Bank in an amount equal to MHC’s ownership interest in the retained earnings of the Company as of the date of the latest balance sheet contained in the prospectus for the public offering. Following the completion of the reorganization, under the rules of the OTS, neither Capitol Federal Financial, Inc. nor the Bank, will be permitted to pay dividends on its capital stock to its stockholders, if stockholders’ equity would be reduced below the amount of its liquidation account.

Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering.  If the conversion and public offering are not completed, all costs will be charged to expense in the period in which the public offering is terminated.  As of September 30, 2010, the Company had incurred and deferred  $6.0 million in costs related to the offering.

Subsequent Events	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events occurring subsequent to September 30, 2010, for potential recognition and disclosure.  There have been no material events or transactions which would require adjustments to the consolidated financial statements at September 30, 2010.

Subsequent to September 30, 2010, the registration statement relating to the sale of common stock by Capitol Federal Financial, Inc., was declared effective by the SEC.  Completion of the conversion and offering is subject to, among other things, the receipt of final regulatory approvals.

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
17.	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table presents summarized quarterly data for each of the years indicated for the Company.

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
	(Dollars and counts in thousands, except per share amounts)
2010
Total interest and dividend income	$98,887	$93,707	$91,485	$89,972	$374,051
Net interest income	44,854	42,683	40,887	41,141	169,565
Provision for loan losses	3,115	3,200	1,816	750	8,881
Net income	20,980	14,655	16,758	15,447	67,840
Basic earnings per share	0.29	0.20	0.23	0.21	0.93
Diluted earnings per share	0.29	0.20	0.23	0.21	0.93
Dividends paid per public share	0.79	0.50	0.50	0.50	2.29
Average number of shares outstanding	73,267	73,214	73,273	73,326	73,270

2009
Total interest and dividend income	$105,273	$104,335	$103,078	$100,100	$412,786
Net interest income	41,218	45,862	45,922	43,640	176,642
Provision for loan losses	549	2,107	3,112	623	6,391
Net income	15,852	18,132	15,476	16,838	66,298
Basic earnings per share	0.22	0.25	0.21	0.23	0.91
Diluted earnings per share	0.22	0.25	0.21	0.23	0.91
Dividends paid per public share	0.61	0.50	0.50	0.50	2.11
Average number of shares outstanding	73,063	73,113	73,173	73,227	73,144

Parent Company Financial Information (Parent Company Only)	12 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
PARENT COMPANY FINANCIAL INFORMATION (PARENT COMPANY ONLY)
18.	PARENT COMPANY FINANCIAL INFORMATION (PARENT COMPANY ONLY)

The Company serves as the holding company for the Bank (see Note 1).  The Company’s (parent company only) balance sheets as of September 30, 2010 and 2009, and the related statements of income and cash flows for each of the three years in the period ended September 30, 2010 are as follows:

BALANCE SHEETS
SEPTEMBER 30, 2010 and 2009
(Dollars in thousands, except share amounts)

	2010	2009
ASSETS

Cash and cash equivalents	$88,098	$54,101
Investment in the Bank and Capitol Federal Financial, Inc.	857,115	869,028
Investment in certificates of deposit at the Bank	55,000	60,000
Note receivable - ESOP	8,024	10,411
Other assets	7,604	1,622
Income tax receivable	138	162
TOTAL ASSETS	$1,015,979	$995,324

LIABILITIES AND STOCKHOLDERS’ EQUITY

LIABILITIES:

Accounts payable and accrued expenses	$420	$417
Other borrowings	53,609	53,609
Total liabilities	54,029	54,026

STOCKHOLDERS’ EQUITY:
Preferred stock, $.01 par value; 50,000,000 shares authorized,
no shares issued or outstanding	--	--
Common stock, $.01 par value; 450,000,000 shares authorized,
91,512,287 shares issued; 73,992,678 and 74,099,355 shares	915	915
outstanding as of September 30, 2010 and 2009, respectively
Additional paid-in capital	457,795	452,872
Unearned compensation - ESOP	(6,050)	(8,066)
Unearned compensation - RRP	(255)	(330)
Retained earnings	801,044	781,604
Accumulated other comprehensive gain (loss)	31,862	33,870
	1,285,311	1,260,865
Treasury stock, at cost, 17,519,609 and 17,412,932 shares as of
September 30, 2010 and 2009, respectively	(323,361)	(319,567)

Total stockholders’ equity	961,950	941,298

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$1,015,979	$995,324

STATEMENTS OF INCOME
YEARS ENDED SEPTEMBER 30, 2010, 2009 and 2008
(Dollars in thousands)

	2010	2009	2008

INTEREST AND DIVIDEND INCOME:
Dividend income from the Bank	$84,869	$50,056	$41,511
Interest income from other investments	2,927	3,612	4,683
Total interest and dividend income	87,796	53,668	46,194

INTEREST EXPENSE	1,680	2,573	3,624

NET INTEREST INCOME	86,116	51,095	42,570

OTHER INCOME	50	76	107

OTHER EXPENSES:
Salaries and employee benefits	929	1,108	975
Other, net	763	471	380
Total other expenses	1,692	1,579	1,355

INCOME BEFORE INCOME TAX BENEFIT AND EQUITY IN
(EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED
EARNINGS OF SUBSIDIARY	84,474	49,592	41,322

INCOME TAX BENEFIT	(138)	(162)	(66)

INCOME BEFORE EQUITY IN (EXCESS OF DISTRIBUTION OVER)
UNDISTRIBUTED EARNINGS OF SUBSIDIARY	84,612	49,754	41,388

EQUITY IN (EXCESS OF DISTRIBUTION OVER)
UNDISTRIBUTED EARNINGS OF SUBSIDIARY	(16,772)	16,544	9,566

NET INCOME	$67,840	$66,298	$50,954

STATEMENTS OF CASH FLOWS
YEARS ENDED SEPTEMBER 30, 2010, 2009 and 2008
(Dollars in thousands)

	2010	2009	2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$67,840	$66,298	$50,954
Adjustments to reconcile net income to net cash provided by
operating activities:
Equity in excess of distribution over/(undistributed)
earnings of subsidiary	16,772	(16,544)	(9,566)
Amortization of deferred debt issuance costs	--	28	57
Other, net	1	14	3
Changes in:
Other assets	--	2,999	(2,982)
Income taxes receivable/payable	24	(95)	(295)
Accounts payable and accrued expenses	3	(292)	(1,669)
Net cash flows provided by operating activities	84,640	52,408	36,502

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturities of Bank certificates of deposit	5,000	--	--
Purchase of Capitol Federal Financial, Inc. stock	(1)	--	--
Principal collected on notes receivable from ESOP	2,387	2,256	2,132
Net cash flows provided by investing activities	7,386	2,256	2,132

CASH FLOWS FROM FINANCING ACTIVITIES:
Payment from subsidiary for sale of treasury stock related to
RRP shares	162	87	322
Dividends paid	(48,400)	(44,069)	(41,426)
Acquisition of treasury stock	(4,019)	(2,426)	(7,307)
Stock options exercised	210	1,337	623
Deferred offering costs	(5,982)	--	--
Net cash flows used in financing activities	(58,029)	(45,071)	(47,788)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	33,997	9,593	(9,154)

CASH AND CASH EQUIVALENTS:
Beginning of year	54,101	44,508	53,662

End of year	$88,098	$54,101	$44,508

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	$1,678	$2,866	$3,929

Document Information	12 Months Ended
Sep. 30, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	2010-09-30

Entity Information (USD $)	12 Months Ended
Sep. 30, 2010
Entity Registrant Name	Capitol Federal Financial
Entity Central Index Key	0001074433
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 739,200,000
Entity Common Stock, Shares Outstanding	73,992,678
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY